FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Financial assets by category (Details) - USD ($)	Mar. 31, 2023	Jun. 30, 2022
Amortized cost
Financial assets by category
Financial assets.	$ 229,329,205	$ 153,393,279
Fair value
Financial assets by category
Financial assets.	12,943,872	5,698,390
Cash and cash equivalents | Amortized cost
Financial assets by category
Financial assets.	57,737,138	32,912,886
Cash and cash equivalents | Fair value
Financial assets by category
Financial assets.		562,380
Other financial assets | Amortized cost
Financial assets by category
Financial assets.	1,277,144	884,964
Other financial assets | Fair value
Financial assets by category
Financial assets.	12,943,872	5,136,010
Trade receivables | Amortized cost
Financial assets by category
Financial assets.	157,417,175	111,952,722
Other receivables | Amortized cost
Financial assets by category
Financial assets.	$ 12,897,748	$ 7,642,707